CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Common unitholders, units issued	(27,430,563)	27,430,563	27,430,563
Common unitholders, units outstanding	27,151,438	27,260,747	27,310,648
General partner interest (as a percent)	0.83%	0.83%	0.83%
General partner interest, equivalent units outstanding	230,303	230,303	230,303